Inventories	6 Months Ended
Jun. 30, 2012
Inventory Disclosure [Abstract]:
Inventories [Text Block]

5. Inventories:
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December	June 30,
	31, 2011	2012
Bunkers	-	139
Lubricants	7,448	10,873
Spare parts	1,887	1,637
Total	9,335	12,649